NATIONWIDE VARIABLE INSURANCE TRUST

NVIT AllianzGI International Growth Fund	NVIT DoubleLine Total Return Tactical Fund
NVIT Allspring Discovery Fund (formerly, NVIT	NVIT Emerging Markets Fund
Wells Fargo Discovery Fund)	NVIT Federated High Income Bond Fund
NVIT Amundi Multi Sector Bond Fund	NVIT Government Bond Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT Government Money Market Fund
NVIT BlackRock Equity Dividend Fund	NVIT International Equity Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly,	NVIT International Index Fund
NVIT Core Plus Bond Fund)	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Mid Cap Index Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)	NVIT Multi-Manager Mid Cap Value Fund
NVIT BNY Mellon Dynamic U.S. Equity Income	NVIT Multi-Manager Small Cap Growth Fund
Fund (formerly, NVIT Mellon Dynamic U.S. Equity	NVIT Multi-Manager Small Cap Value Fund
Income Fund)	NVIT Multi-Manager Small Company Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund	NVIT Neuberger Berman Multi Cap Opportunities Fund
(formerly, NVIT Newton Sustainable U.S. Equity	NVIT Real Estate Fund
Fund)	NVIT S&P 500 Index Fund
NVIT Bond Index Fund	NVIT Short Term Bond Fund
NVIT Columbia Overseas Value Fund	NVIT Small Cap Index Fund
NVIT Core Bond Fund

Supplement dated May 19, 2022
to the Statement of Additional Information (“SAI”) dated May 2, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT AllianzGI International Growth Fund (the “Fund”)

On May 17, 2022, the U.S. Department of Justice and Securities and Exchange Commission (“SEC”) announced that Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), which currently serves as the Fund’s sub-adviser, agreed to plead guilty to criminal securities fraud in connection with investment management of an AllianzGI U.S. options trading strategy that was marketed and sold to certain institutional investors. As a consequence of the guilty plea and related settlement, AllianzGI U.S. has been immediately disqualified from providing advisory services to U.S. registered investment funds for the next ten years, including the Fund. The SEC announced that it will allow a brief transition period during which AllianzGI U.S. can continue to provide sub-advisory services to U.S. registered investment funds, including the Fund, for up to ten weeks. Nationwide Fund Advisors, the investment adviser for the Fund, is reviewing the situation and will make a recommendation to the Fund’s Board of Trustees in the near future regarding the transition of sub-advisory services for the Fund to another sub-adviser.

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